WP Large Cap Income Plus Fund
SUMMARY
Investment Objective.
The investment objective of the Large Cap Fund is total return.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Fund. You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Large Cap Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 54 of this prospectus and the section captioned “Purchases” beginning on page 37 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WP Large Cap Income Plus Fund	Class A Shares		Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	1.00%	[1]	1.00%	none
[1]	Contingent Deferred Sales Charge applies to Class A shares only when a Shareholder purchase in the Large Cap Fund totals $1 million or more and the shareholder redeems within 1 year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WP Large Cap Income Plus Fund		Class A Shares [1]	Class C Shares [1]	Institutional Class Shares
Management Fees		1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses	[2]	1.15%	1.15%	1.15%
Acquired Fund Fees and Expenses		0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		2.84%	3.59%	2.84%
[1]	Expenses for Class A shares and Class C shares are based on estimates since those classes have not yet commenced operations.
[2]	"Other Expenses" include 0.48% for payment of interest expenses related to the Large Cap Fund's option investing.

Example.

The following Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Large Cap Fund’s operating expenses remain the same. The Contingent Deferred Sales Charges (the “CDSCs”) are not included in these calculations for Class A Shares and Class C shares. If the CDSCs were included, your costs would be higher. See “Purchasing Shares – Choosing a Share Class” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example - WP Large Cap Income Plus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	821	1,382	1,966	3,542
Class C Shares	362	1,100	1,859	3,854
Institutional Class Shares	287	880	1,499	3,166

Portfolio Turnover.

The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period the Large Cap Fund’s portfolio turnover rate was 0.26% of the average value of its portfolio.

Principal Investment Strategy of the Fund.

The Large Cap Fund’s investment objective is total return. To meet its investment objective, the Large Cap Fund will invest at least 80% of its total assets in large cap domestic equity securities and exchange traded funds (“ETFs”) that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

The Advisor intends to sell covered call options on a portion of the Large Cap Fund’s stock holdings. The extent of option selling will depend on market conditions and the Advisor’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Large Cap Fund may also sell put options on stocks and ETFs the Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Large Cap Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling and purchasing activity depends on market conditions and the Advisor’s judgment. The Large Cap Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Large Cap Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Large Cap Fund seeks to minimize the effects of inflation on its portfolio.

Principal Risks of Investing in the Fund.

An investment in the Large Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Large Cap Fund will be subject to the following additional risks:

●	Market risk –Market risk refers to the risk that the value of securities in the Large Cap Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

●	Dividend strategy risk – There can be no assurances that the Advisor will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the Advisor’s expectations as to potential dividends are wrong, the Large Cap Fund’s performance may be adversely affected.

●	Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

●	Large company risk – The Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

●	Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

●	Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

●	Equity risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of those companies whose securities the Fund holds.

●	Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Fund may place otherwise uninvested cash in money market mutual funds.

●	Options risk – Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Large Cap Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Large Cap Fund. The Large Cap Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

●	Limits on option selling risk – The number of call options the Large Cap Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

●	Options strategy risk – The Large Cap Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and ETFs. The sale of put options generates income for the Large Cap Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Large Cap Fund for the options. The sale of call options generates income for the Large Cap Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

●	Derivatives risk – The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Large Cap Fund, which magnifies the Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

●	Transaction cost risk – Transaction costs refer to the charges that are associated with buying and selling securities for the Large Cap Fund. As a result of the Large Cap Fund’s options strategy, the Fund may incur higher brokerage and transactional related charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Large Cap Fund.

●	General fund investing risk – The Large Cap Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.

Performance.

Performance. The Large Cap Fund was reorganized on August 20, 2018 from a series of 360 Funds, a Delaware statutory trust (the “Predecessor Fund”), to a series of the WP Trust. While the Large Cap Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Large Cap Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Large Cap Fund. The bar chart shows performance of the Predecessor Fund’s Institutional Class shares for each full calendar year since the Predecessor Fund’s inception. The performance table compares the performance of the Predecessor Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Predecessor Fund’s past performance (before and after taxes) may not be an indication of how the Large Cap Fund will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235. Performance is not presented for Class A and Class C shares because they have not begun operations.

Year-by-Year Total Return (for periods ended December 31)

The Large Cap Fund’s Institutional Class Shares year-to-date total return through December 31, 2018 was (16.58)%.

During the period shown in the bar chart, the highest return for a quarter was 13.09% during the quarter ended December 31, 2015 and the lowest return for a quarter was (22.90)% during the quarter ended December 31, 2018.

Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns - WP Large Cap Income Plus Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	(16.58%)	3.03%	3.38%	Oct. 10, 2013
Institutional Class Shares | Return After Taxes on Distributions	(16.62%)	2.79%	3.15%	Oct. 10, 2013
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(10.45%)	2.35%	2.64%	Oct. 10, 2013
Dow Jones Industrial Average Total Return Index	(3.48%)	9.69%	10.48%	Oct. 10, 2013

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2018 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.